Exceptional items - Additional Information (Details) - Trawlers Limited	Dec. 24, 2023
Class B ordinary shares
Exceptional items
Percentage of shares to be purchased	25.00%
Class A ordinary shares | Maximum
Exceptional items
Percentage of shares to be purchased	25.00%